Accounts Receivable, Net - Balance of notes receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable, gross	¥ 23,435	¥ 248
Allowance for expected credit losses	(13)	(66)
Notes receivable, net	¥ 23,422	¥ 182